LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.88%
Aerospace & Defense–1.89%
†Boeing Co.	1,460	$ 310,148
General Dynamics Corp.	1,314	299,868
L3Harris Technologies, Inc.	1,444	283,371
Lockheed Martin Corp.	650	307,274
Northrop Grumman Corp.	657	303,350
Raytheon Technologies Corp.	53,914	5,279,798
Textron, Inc.	18,402	1,299,733
TransDigm Group, Inc.	415	305,876
		8,389,418
Air Freight & Logistics–0.84%
CH Robinson Worldwide, Inc.	3,043	302,383
Expeditors International of Washington, Inc.	2,775	305,583
FedEx Corp.	1,470	335,880
United Parcel Service, Inc. Class B	14,260	2,766,298
		3,710,144
Automobile Components–0.07%
†Aptiv PLC	2,583	289,787
		289,787
Automobiles–0.88%
Ford Motor Co.	23,978	302,123
General Motors Co.	77,512	2,843,103
†Lucid Group, Inc.	28,278	227,355
†Rivian Automotive, Inc. Class A	15,286	236,627
†Tesla, Inc.	1,484	307,871
		3,917,079
Banks–4.64%
Bank of America Corp.	199,366	5,701,868
Citigroup, Inc.	6,011	281,856
Citizens Financial Group, Inc.	52,233	1,586,316
Fifth Third Bancorp	35,132	935,917
First Republic Bank	2,489	34,821
JPMorgan Chase & Co.	2,173	283,164
KeyCorp	16,320	204,326
M&T Bank Corp.	12,374	1,479,559
†NU Holdings Ltd. Class A	61,940	294,834
PNC Financial Services Group, Inc.	20,468	2,601,483
Regions Financial Corp.	12,954	240,426
Truist Financial Corp.	6,374	217,353
U.S. Bancorp	6,360	229,278
Wells Fargo & Co.	172,641	6,453,321
		20,544,522
Beverages–1.43%
Brown-Forman Corp. Class B	4,708	302,583
Coca-Cola Co.	32,820	2,035,825
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	6,933	$ 1,566,095
Diageo PLC	33,550	1,497,324
Keurig Dr Pepper, Inc.	8,665	305,701
†Monster Beverage Corp.	5,934	320,495
PepsiCo, Inc.	1,753	319,572
		6,347,595
Biotechnology–1.11%
AbbVie, Inc.	11,443	1,823,671
Amgen, Inc.	1,285	310,649
†Biogen, Inc.	1,110	308,613
†BioMarin Pharmaceutical, Inc.	2,854	277,523
BioNTech SE ADR	2,230	277,791
Gilead Sciences, Inc.	3,633	301,430
†Incyte Corp.	3,912	282,720
†Moderna, Inc.	1,855	284,891
†Regeneron Pharmaceuticals, Inc.	413	339,350
†Seagen, Inc.	1,902	385,098
†Vertex Pharmaceuticals, Inc.	1,053	331,769
		4,923,505
Broadline Retail–0.63%
†Amazon.com, Inc.	17,713	1,829,576
†Coupang, Inc.	19,599	313,584
eBay, Inc.	6,407	284,278
†MercadoLibre, Inc.	281	370,375
		2,797,813
Building Products–0.99%
Carrier Global Corp.	6,835	312,701
Johnson Controls International PLC	41,232	2,482,991
Trane Technologies PLC	8,513	1,566,222
		4,361,914
Capital Markets–4.05%
Ameriprise Financial, Inc.	879	269,414
Bank of New York Mellon Corp.	6,002	272,731
BlackRock, Inc.	432	289,060
Blackstone, Inc.	3,305	290,311
Charles Schwab Corp.	41,327	2,164,708
CME Group, Inc.	13,649	2,614,056
Franklin Resources, Inc.	9,865	265,763
Goldman Sachs Group, Inc.	6,459	2,112,803
Intercontinental Exchange, Inc.	2,913	303,797
KKR & Co., Inc.	32,882	1,726,963
Moody's Corp.	1,037	317,343
Morgan Stanley	20,306	1,782,867
MSCI, Inc.	567	317,344
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Nasdaq, Inc.	5,278	$ 288,548
Northern Trust Corp.	3,196	281,663
S&P Global, Inc.	6,732	2,320,992
State Street Corp.	26,875	2,034,169
T Rowe Price Group, Inc.	2,603	293,879
		17,946,411
Chemicals–1.74%
Air Products & Chemicals, Inc.	1,105	317,367
Albemarle Corp.	1,198	264,806
Celanese Corp.	2,599	283,005
Corteva, Inc.	24,275	1,464,025
Dow, Inc.	5,317	291,478
DuPont de Nemours, Inc.	29,725	2,133,363
Ecolab, Inc.	1,903	315,003
International Flavors & Fragrances, Inc.	3,203	294,548
Linde PLC	961	341,578
LyondellBasell Industries NV Class A	3,176	298,195
PPG Industries, Inc.	10,403	1,389,633
Sherwin-Williams Co.	1,356	304,788
		7,697,789
Commercial Services & Supplies–0.37%
Cintas Corp.	696	322,026
†Copart, Inc.	4,519	339,874
Republic Services, Inc.	2,342	316,685
Waste Connections, Inc.	2,271	315,828
Waste Management, Inc.	1,995	325,524
		1,619,937
Communications Equipment–0.70%
†Arista Networks, Inc.	2,236	375,335
Cisco Systems, Inc.	45,974	2,403,291
Motorola Solutions, Inc.	1,152	329,622
		3,108,248
Construction Materials–0.13%
Martin Marietta Materials, Inc.	829	294,345
Vulcan Materials Co.	1,665	285,647
		579,992
Consumer Finance–0.95%
American Express Co.	20,559	3,391,207
Capital One Financial Corp.	2,780	267,325
Discover Financial Services	2,818	278,531
Synchrony Financial	8,641	251,280
		4,188,343
Consumer Staples Distribution & Retail–2.37%
Costco Wholesale Corp.	609	302,594
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Dollar General Corp.	1,357	$ 285,594
†Dollar Tree, Inc.	2,088	299,732
Kroger Co.	7,025	346,824
Sysco Corp.	21,325	1,646,930
Target Corp.	15,005	2,485,278
†U.S. Foods Holding Corp.	32,772	1,210,598
Walgreens Boots Alliance, Inc.	8,408	290,749
Walmart, Inc.	24,509	3,613,852
		10,482,151
Containers & Packaging–0.37%
Amcor PLC	27,065	308,000
Avery Dennison Corp.	4,036	722,161
Ball Corp.	5,372	296,051
International Paper Co.	8,076	291,221
		1,617,433
Distributors–0.07%
Genuine Parts Co.	1,716	287,104
		287,104
Diversified Telecommunication Services–1.16%
AT&T, Inc.	15,899	306,056
Deutsche Telekom AG	69,266	1,678,474
†Liberty Global PLC Class C	14,423	293,941
Verizon Communications, Inc.	73,053	2,841,031
		5,119,502
Electric Utilities–2.06%
American Electric Power Co., Inc.	31,418	2,858,724
Avangrid, Inc.	7,477	298,183
Duke Energy Corp.	3,107	299,732
Edison International	4,573	322,808
Entergy Corp.	20,856	2,247,025
Eversource Energy	3,851	301,379
Exelon Corp.	22,500	942,525
FirstEnergy Corp.	7,609	304,816
NextEra Energy, Inc.	4,063	313,176
†PG&E Corp.	19,851	320,991
PPL Corp.	10,728	298,131
Southern Co.	4,639	322,782
Xcel Energy, Inc.	4,545	306,515
		9,136,787
Electrical Equipment–0.77%
ABB Ltd.	33,730	1,160,363
AMETEK, Inc.	2,110	306,646
Eaton Corp. PLC	1,764	302,244
Emerson Electric Co.	15,418	1,343,524
Rockwell Automation, Inc.	1,038	304,601
		3,417,378

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.08%
Amphenol Corp. Class A	3,797	$ 310,291
CDW Corp.	1,445	281,616
Corning, Inc.	8,687	306,477
†Keysight Technologies, Inc.	1,664	268,703
TE Connectivity Ltd.	25,222	3,307,865
†Zebra Technologies Corp. Class A	958	304,644
		4,779,596
Energy Equipment & Services–0.19%
Baker Hughes Co.	10,078	290,851
Halliburton Co.	8,468	267,928
Schlumberger NV	5,795	284,534
		843,313
Entertainment–1.05%
Activision Blizzard, Inc.	3,958	338,765
Electronic Arts, Inc.	9,879	1,189,926
†Liberty Media Corp.-Liberty Formula One Class C	4,415	330,374
†Netflix, Inc.	888	306,786
†ROBLOX Corp. Class A	7,561	340,094
†Walt Disney Co.	18,477	1,850,102
†Warner Bros Discovery, Inc.	20,031	302,468
		4,658,515
Financial Services–1.77%
Apollo Global Management, Inc.	4,326	273,230
†Berkshire Hathaway, Inc. Class B	1,003	309,696
†Block, Inc.	4,120	282,838
Fidelity National Information Services, Inc.	4,447	241,605
†Fiserv, Inc.	14,392	1,626,728
†FleetCor Technologies, Inc.	1,447	305,100
Global Payments, Inc.	2,657	279,623
Mastercard, Inc. Class A	848	308,172
†PayPal Holdings, Inc.	20,504	1,557,074
Visa, Inc. Class A	11,820	2,664,937
		7,849,003
Food Products–1.62%
Archer-Daniels-Midland Co.	3,788	301,752
Campbell Soup Co.	5,904	324,602
Conagra Brands, Inc.	8,489	318,847
General Mills, Inc.	4,026	344,062
Hershey Co.	1,284	326,662
Hormel Foods Corp.	6,757	269,469
J M Smucker Co.	2,061	324,340
Kellogg Co.	4,520	302,659
Kraft Heinz Co.	61,365	2,372,985
McCormick & Co., Inc.	4,080	339,497
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	4,623	$ 322,316
Nestle SA	10,992	1,340,260
Tyson Foods, Inc. Class A	5,036	298,735
		7,186,186
Ground Transportation–1.07%
CSX Corp.	65,884	1,972,567
Norfolk Southern Corp.	1,355	287,260
Old Dominion Freight Line, Inc.	871	296,872
†Uber Technologies, Inc.	8,889	281,781
Union Pacific Corp.	9,539	1,919,819
		4,758,299
Health Care Equipment & Supplies–3.59%
Abbott Laboratories	2,896	293,249
†Align Technology, Inc.	976	326,121
Baxter International, Inc.	7,539	305,782
Becton Dickinson & Co.	11,267	2,789,033
†Boston Scientific Corp.	6,641	332,249
†Dexcom, Inc.	2,693	312,873
†Edwards Lifesciences Corp.	3,912	323,640
†GE HealthCare Technologies, Inc.	14,496	1,189,107
†IDEXX Laboratories, Inc.	623	311,550
†Intuitive Surgical, Inc.	1,294	330,578
Medtronic PLC	50,806	4,095,980
ResMed, Inc.	1,430	313,156
STERIS PLC	1,630	311,786
Stryker Corp.	8,377	2,391,382
Zimmer Biomet Holdings, Inc.	17,407	2,248,984
		15,875,470
Health Care Providers & Services–3.36%
AmerisourceBergen Corp.	1,914	306,451
Cardinal Health, Inc.	3,923	296,186
†Centene Corp.	21,164	1,337,776
Cigna Group	7,544	1,927,718
CVS Health Corp.	49,147	3,652,114
Elevance Health, Inc.	4,975	2,287,555
HCA Healthcare, Inc.	1,176	310,088
Humana, Inc.	606	294,189
Laboratory Corp. of America Holdings	1,206	276,680
McKesson Corp.	2,971	1,057,825
Quest Diagnostics, Inc.	2,085	294,986
UnitedHealth Group, Inc.	3,994	1,887,524
Universal Health Services, Inc. Class B	7,415	942,446
		14,871,538

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.18%
Healthpeak Properties, Inc.	11,829	$ 259,883
Ventas, Inc.	6,125	265,519
Welltower, Inc.	3,993	286,258
		811,660
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,813	333,211
		333,211
Hotels, Restaurants & Leisure–2.19%
†Airbnb, Inc. Class A	2,349	292,216
†Booking Holdings, Inc.	532	1,411,082
†Carnival Corp.	27,376	277,866
†Chipotle Mexican Grill, Inc.	191	326,283
†DoorDash, Inc. Class A	5,000	317,800
†Expedia Group, Inc.	2,837	275,274
Hilton Worldwide Holdings, Inc.	2,112	297,518
†Las Vegas Sands Corp.	30,354	1,743,837
Marriott International, Inc. Class A	1,792	297,544
McDonald's Corp.	8,227	2,300,352
Starbucks Corp.	17,947	1,868,821
Yum! Brands, Inc.	2,341	309,199
		9,717,792
Household Durables–0.22%
DR Horton, Inc.	3,275	319,935
Garmin Ltd.	3,186	321,531
Lennar Corp. Class A	3,119	327,838
		969,304
Household Products–0.36%
Church & Dwight Co., Inc.	3,689	326,145
Clorox Co.	2,013	318,537
Colgate-Palmolive Co.	4,148	311,722
Kimberly-Clark Corp.	2,429	326,020
Procter & Gamble Co.	2,208	328,308
		1,610,732
Industrial Conglomerates–0.67%
3M Co.	2,735	287,476
General Electric Co.	24,886	2,379,102
Honeywell International, Inc.	1,535	293,369
		2,959,947
Industrial REITs–0.07%
Prologis, Inc.	2,466	307,683
		307,683
Insurance–2.63%
Aflac, Inc.	4,456	287,501
Allstate Corp.	2,289	253,644
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group, Inc.	49,593	$ 2,497,504
Aon PLC Class A	996	314,029
Arthur J Gallagher & Co.	1,639	313,557
Chubb Ltd.	1,468	285,056
Hartford Financial Services Group, Inc.	31,090	2,166,662
†Markel Corp.	232	296,359
Marsh & McLennan Cos., Inc.	1,857	309,283
MetLife, Inc.	4,261	246,882
Principal Financial Group, Inc.	3,395	252,317
Progressive Corp.	2,184	312,443
Prudential Financial, Inc.	3,044	251,861
Travelers Cos., Inc.	11,125	1,906,936
Willis Towers Watson PLC	8,476	1,969,653
		11,663,687
Interactive Media & Services–0.69%
†Alphabet, Inc. Class A	3,276	339,820
†Match Group, Inc.	7,084	271,955
†Meta Platforms, Inc. Class A	8,295	1,758,042
†Pinterest, Inc. Class A	12,652	345,020
†Snap, Inc. Class A	29,834	334,439
		3,049,276
IT Services–1.12%
Accenture PLC Class A	3,984	1,138,667
†Akamai Technologies, Inc.	3,998	313,043
Cognizant Technology Solutions Corp. Class A	27,006	1,645,476
†EPAM Systems, Inc.	914	273,286
International Business Machines Corp.	2,289	300,065
†Okta, Inc.	4,176	360,138
†Snowflake, Inc. Class A	2,021	311,820
†Twilio, Inc. Class A	4,374	291,440
†VeriSign, Inc.	1,498	316,572
		4,950,507
Life Sciences Tools & Services–1.24%
Agilent Technologies, Inc.	2,074	286,917
Danaher Corp.	1,206	303,960
†Illumina, Inc.	1,459	339,291
†IQVIA Holdings, Inc.	1,416	281,628
†Mettler-Toledo International, Inc.	204	312,163
Thermo Fisher Scientific, Inc.	5,819	3,353,897
†Waters Corp.	940	291,052
West Pharmaceutical Services, Inc.	985	341,273
		5,510,181

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.21%
Caterpillar, Inc.	5,218	$ 1,194,087
Cummins, Inc.	1,200	286,656
Deere & Co.	713	294,383
Dover Corp.	1,989	302,209
Fortive Corp.	4,401	300,016
Illinois Tool Works, Inc.	1,286	313,077
Otis Worldwide Corp.	3,647	307,807
PACCAR, Inc.	4,083	298,876
Parker-Hannifin Corp.	15,850	5,327,343
Stanley Black & Decker, Inc.	14,322	1,154,067
		9,778,521
Media–1.59%
†Charter Communications, Inc. Class A	4,192	1,499,101
Comcast Corp. Class A	99,909	3,787,550
Fox Corp. Class A	8,347	284,215
†Liberty Broadband Corp. Class C	3,344	273,205
Omnicom Group, Inc.	3,298	311,133
Paramount Global Class B	13,047	291,079
Sirius XM Holdings, Inc.	67,191	266,748
†Trade Desk, Inc. Class A	5,126	312,225
		7,025,256
Metals & Mining–0.50%
Barrick Gold Corp.	53,334	990,412
Freeport-McMoRan, Inc.	7,405	302,939
Newmont Corp.	6,805	333,581
Nucor Corp.	1,839	284,070
Southern Copper Corp.	4,174	318,268
		2,229,270
Multi-Utilities–1.38%
Ameren Corp.	3,542	305,993
CMS Energy Corp.	4,988	306,164
Consolidated Edison, Inc.	3,315	317,146
Dominion Energy, Inc.	36,183	2,022,992
DTE Energy Co.	2,647	289,952
Public Service Enterprise Group, Inc.	35,969	2,246,264
Sempra Energy	1,926	291,134
WEC Energy Group, Inc.	3,328	315,461
		6,095,106
Office REITs–0.11%
Alexandria Real Estate Equities, Inc.	1,913	240,254
Boston Properties, Inc.	4,388	237,478
		477,732
Oil, Gas & Consumable Fuels–6.33%
Cheniere Energy, Inc.	2,133	336,161
Chevron Corp.	37,734	6,156,679
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	65,742	$ 6,522,264
Coterra Energy, Inc.	13,209	324,149
Devon Energy Corp.	24,706	1,250,371
Diamondback Energy, Inc.	2,295	310,215
EOG Resources, Inc.	2,610	299,184
Exxon Mobil Corp.	54,655	5,993,467
Hess Corp.	2,281	301,868
Kinder Morgan, Inc.	17,433	305,252
Marathon Petroleum Corp.	2,500	337,075
Occidental Petroleum Corp.	5,089	317,706
ONEOK, Inc.	4,595	291,966
Phillips 66	13,520	1,370,658
Pioneer Natural Resources Co.	16,131	3,294,595
Valero Energy Corp.	2,385	332,946
Williams Cos., Inc.	9,887	295,226
		28,039,782
Passenger Airlines–0.13%
†Delta Air Lines, Inc.	8,057	281,351
Southwest Airlines Co.	8,741	284,432
		565,783
Personal Care Products–0.33%
Estee Lauder Cos., Inc. Class A	1,222	301,174
L'Oreal SA	2,626	1,173,409
		1,474,583
Pharmaceuticals–4.59%
Bristol-Myers Squibb Co.	32,170	2,229,703
Eli Lilly & Co.	4,199	1,442,020
GSK PLC	46,038	813,460
Johnson & Johnson	44,275	6,862,625
Merck & Co., Inc.	53,217	5,661,757
Pfizer, Inc.	7,153	291,842
Royalty Pharma PLC Class A	8,168	294,293
Sanofi	22,502	2,440,988
Zoetis, Inc.	1,797	299,093
		20,335,781
Professional Services–0.50%
Automatic Data Processing, Inc.	1,351	300,773
Booz Allen Hamilton Holding Corp.	7,609	705,278
†CoStar Group, Inc.	3,985	274,367
Equifax, Inc.	1,460	296,146
Paychex, Inc.	2,694	308,706
Verisk Analytics, Inc.	1,745	334,796
		2,220,066

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.60%
†CBRE Group, Inc. Class A	36,689	$ 2,671,326
		2,671,326
Residential REITs–0.19%
AvalonBay Communities, Inc.	1,724	289,735
Equity Residential	4,695	281,700
Essex Property Trust, Inc.	1,305	272,928
		844,363
Retail REITs–0.13%
Realty Income Corp.	4,694	297,224
Simon Property Group, Inc.	2,486	278,358
		575,582
Semiconductors & Semiconductor Equipment–3.33%
†Advanced Micro Devices, Inc.	3,937	385,865
Analog Devices, Inc.	8,611	1,698,261
Applied Materials, Inc.	2,677	328,816
Broadcom, Inc.	1,898	1,217,643
†Enphase Energy, Inc.	1,508	317,102
†GLOBALFOUNDRIES, Inc.	4,602	332,172
Intel Corp.	40,653	1,328,134
KLA Corp.	806	321,731
Lam Research Corp.	5,827	3,089,009
Marvell Technology, Inc.	7,002	303,187
Microchip Technology, Inc.	3,712	310,991
Micron Technology, Inc.	17,294	1,043,520
NVIDIA Corp.	1,445	401,378
NXP Semiconductors NV	6,679	1,245,467
†ON Semiconductor Corp.	3,776	310,840
QUALCOMM, Inc.	11,630	1,483,755
Skyworks Solutions, Inc.	2,668	314,771
Texas Instruments, Inc.	1,763	327,936
		14,760,578
Software–3.27%
†Adobe, Inc.	866	333,731
†ANSYS, Inc.	1,142	380,058
†Autodesk, Inc.	1,404	292,257
†Cadence Design Systems, Inc.	1,590	334,043
†Crowdstrike Holdings, Inc. Class A	2,705	371,288
†Datadog, Inc. Class A	3,861	280,540
†DocuSign, Inc.	4,794	279,490
†Fortinet, Inc.	5,097	338,747
Gen Digital, Inc.	14,690	252,080
†HubSpot, Inc.	764	327,565
Intuit, Inc.	3,929	1,751,666
Microsoft Corp.	12,640	3,644,112
Oracle Corp.	3,541	329,030
†Palantir Technologies, Inc. Class A	33,596	283,886
†Palo Alto Networks, Inc.	1,826	364,725
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Roper Technologies, Inc.	723	$ 318,619
†Salesforce, Inc.	7,126	1,423,632
†ServiceNow, Inc.	704	327,163
†Splunk, Inc.	13,555	1,299,653
†Synopsys, Inc.	872	336,810
†Unity Software, Inc.	7,791	252,740
†VMware, Inc. Class A	2,661	332,226
†Workday, Inc. Class A	1,664	343,683
†Zoom Video Communications, Inc. Class A	4,061	299,864
		14,497,608
Specialized REITs–1.17%
American Tower Corp.	1,470	300,380
Crown Castle, Inc.	13,740	1,838,962
Digital Realty Trust, Inc.	2,791	274,383
Equinix, Inc.	431	310,768
Extra Space Storage, Inc.	1,944	316,736
Public Storage	1,034	312,413
SBA Communications Corp.	1,099	286,916
VICI Properties, Inc.	9,120	297,494
Weyerhaeuser Co.	40,593	1,223,067
		5,161,119
Specialty Retail–1.66%
†AutoZone, Inc.	120	294,978
Best Buy Co., Inc.	3,555	278,250
†CarMax, Inc.	4,237	272,354
Home Depot, Inc.	972	286,857
Lowe's Cos., Inc.	10,668	2,133,280
†O'Reilly Automotive, Inc.	352	298,841
Ross Stores, Inc.	2,702	286,763
TJX Cos., Inc.	40,584	3,180,162
†Ulta Beauty, Inc.	583	318,126
		7,349,611
Technology Hardware, Storage & Peripherals–0.41%
Apple, Inc.	2,026	334,087
Hewlett Packard Enterprise Co.	18,892	300,950
HP, Inc.	10,248	300,779
NetApp, Inc.	4,585	292,752
Seagate Technology Holdings PLC	4,399	290,862
†Western Digital Corp.	7,433	280,001
		1,799,431
Textiles, Apparel & Luxury Goods–0.36%
Columbia Sportswear Co.	7,393	667,144
†Lululemon Athletica, Inc.	965	351,444
NIKE, Inc. Class B	2,476	303,657
VF Corp.	11,452	262,365
		1,584,610

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.56%
Altria Group, Inc.	6,430	$ 286,906
Philip Morris International, Inc.	22,691	2,206,700
		2,493,606
Trading Companies & Distributors–0.55%
Fastenal Co.	5,719	308,483
Ferguson PLC	13,573	1,815,389
WW Grainger, Inc.	456	314,097
		2,437,969
Water Utilities–0.07%
American Water Works Co., Inc.	2,066	302,648
		302,648
Wireless Telecommunication Services–0.51%
†T-Mobile U.S., Inc.	15,572	2,255,448
		2,255,448
Total Common Stock (Cost $293,755,256)		358,164,531
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	298,849
Total Convertible Preferred Stock (Cost $294,815)		298,849

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	81,692
Total Agency Obligation (Cost $88,028)		81,692
CONVERTIBLE BONDS–2.92%
Airlines–0.07%
JetBlue Airways Corp. 0.50%, excercise price $0.50 4/1/26	248,000	190,216
Spirit Airlines, Inc. 1.00%, excercise price $1.00 5/15/26	174,000	140,157
		330,373
Biotechnology–0.27%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	509,000	508,012
Halozyme Therapeutics, Inc.
0.25%, exercise price $0.25 3/1/27	715,000	605,967
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (continued)
1.00%, exercise price $1.00 8/15/28	86,000	$ 81,055
		1,195,034
Commercial Services–0.14%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	623,941
		623,941
Computers–0.08%
Western Digital Corp. 1.50%, excercise price $1.50 2/1/24	359,000	346,076
		346,076
Electric–0.16%
PPL Capital Funding, Inc. 2.88%, excercise price $2.88 3/15/28	718,000	720,646
		720,646
Health Care Products–0.20%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	598,140
Lantheus Holdings, Inc. 2.63%, excercise price $2.62 12/15/27	90,000	116,600
Tandem Diabetes Care, Inc. 1.50%, excercise price $1.50 5/1/25	186,000	169,482
		884,222
Internet–0.48%
^Airbnb, Inc. 0.00%, excercise price $0.01 3/15/26	749,000	655,001
Booking Holdings, Inc. 0.75%, excercise price $0.75 5/1/25	61,000	91,341
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	222,747
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	236,286
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	441,258
Snap, Inc. 0.75%, excercise price $0.75 8/1/26	476,000	436,016
TripAdvisor, Inc. 0.25%, excercise price $0.25 4/1/26	49,000	40,156
		2,122,805

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media–0.41%
Cable One, Inc.
^0.00% 3/15/26	780,000	$ 615,420
1.13%, exercise price $1.13 3/15/28	407,000	297,517
DISH Network Corp. 3.38%, excercise price $3.37 8/15/26	24,000	12,360
Liberty Broadband Corp. 3.13%, excercise price $3.12 3/31/53	476,000	465,290
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	364,600
Liberty Media Corp-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	46,000	49,372
		1,804,559
Miscellaneous Manufacturing–0.10%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	432,963
		432,963
Oil & Gas–0.07%
Northern Oil & Gas, Inc. 3.63%, excercise price $3.63 4/15/29	305,000	325,586
		325,586
Pharmaceuticals–0.24%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	249,000	275,768
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	251,000	336,716
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	476,000	435,242
		1,047,726
Semiconductors–0.30%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	688,000	768,028
Wolfspeed, Inc. 1.88%, excercise price $1.87 12/1/29	645,000	571,148
		1,339,176
Software–0.40%
^Dropbox, Inc. 0.00% 3/1/26	768,000	685,792
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Software (continued)
NextGen Healthcare, Inc. 3.75%, excercise price $3.75 11/15/27	129,000	$ 127,221
Splunk, Inc. 1.13%, excercise price $1.12 6/15/27	1,146,000	979,257
		1,792,270
Total Convertible Bonds (Cost $13,761,494)		12,965,377
CORPORATE BONDS–4.56%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	77,630
		77,630
Aerospace & Defense–0.08%
Boeing Co. 5.81% 5/1/50	265,000	266,767
Lockheed Martin Corp. 4.15% 6/15/53	54,000	49,088
Raytheon Technologies Corp. 4.45% 11/16/38	28,000	26,563
		342,418
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	180,607
Philip Morris International, Inc.
3.60% 11/15/23	36,000	35,605
4.88% 11/15/43	108,000	98,035
		314,247
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	23,029	21,085
♦United Airlines Pass-Through Trust
3.50% 9/1/31	37,648	33,751
3.75% 3/3/28	27,868	26,083
4.15% 10/11/25	23,959	23,469
		104,388
Auto Manufacturers–0.07%
General Motors Co. 6.60% 4/1/36	186,000	191,488
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	44,024
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	74,484
		309,996
Banks–0.64%
Bank of America Corp.
μ2.57% 10/20/32	137,000	111,972
3.25% 10/21/27	275,000	259,136

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.
μ3.67% 7/24/28	49,000	$ 46,423
4.75% 5/18/46	34,000	30,105
5.30% 5/6/44	22,000	20,924
6.68% 9/13/43	299,000	333,524
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	35,780
4.25% 10/21/25	275,000	266,796
μHSBC Holdings PLC 2.63% 11/7/25	400,000	378,463
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	34,498
μ3.51% 1/23/29	327,000	305,959
μ3.90% 1/23/49	102,000	83,482
μ4.26% 2/22/48	46,000	39,985
Morgan Stanley 4.00% 7/23/25	61,000	59,709
PNC Financial Services Group, Inc. 3.45% 4/23/29	291,000	270,824
U.S. Bancorp 3.10% 4/27/26	208,000	193,220
Wells Fargo & Co.
3.55% 9/29/25	59,000	56,731
4.10% 6/3/26	40,000	38,713
4.65% 11/4/44	333,000	286,937
		2,853,181
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	90,620
4.90% 2/1/46	101,000	98,708
Heineken NV 3.50% 1/29/28	90,000	86,857
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	27,803
		303,988
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	12,349
		12,349
Computers–0.09%
Apple, Inc. 3.35% 2/9/27	30,000	29,294
Dell International LLC/EMC Corp.
5.45% 6/15/23	15,000	14,994
6.02% 6/15/26	335,000	343,815
		388,103
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	98,937
		98,937
Diversified Financial Services–0.57%
Air Lease Corp.
3.00% 9/15/23	6,000	5,921
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp. (continued)
4.25% 9/15/24	38,000	$ 37,197
Aircastle Ltd. 4.40% 9/25/23	304,000	298,561
American Express Co.
3.38% 5/3/24	360,000	352,888
3.63% 12/5/24	30,000	29,234
Aviation Capital Group LLC 4.88% 10/1/25	66,000	63,733
=^GS Finance Corp.
0.00% 7/19/29	890,000	857,604
0.00% 7/30/29	896,000	842,419
Synchrony Financial 3.95% 12/1/27	54,000	45,735
		2,533,292
Electric–0.13%
Electricite de France SA 4.88% 1/22/44	84,000	72,042
Georgia Power Co. 3.70% 1/30/50	51,000	39,572
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	129,016
NextEra Energy Capital Holdings, Inc. 3.55% 5/1/27	50,000	47,793
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	43,023
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,435
Sempra Energy 3.80% 2/1/38	54,000	46,508
Xcel Energy, Inc.
0.50% 10/15/23	94,000	91,704
3.50% 12/1/49	143,000	109,987
		584,080
Electronics–0.04%
Avnet, Inc. 4.63% 4/15/26	64,000	63,210
Trimble, Inc. 6.10% 3/15/33	108,000	109,025
		172,235
Entertainment–0.11%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	240,126
5.05% 3/15/42	122,000	102,045
5.14% 3/15/52	152,000	123,155
		465,326
Food–0.01%
Ingredion, Inc. 6.63% 4/15/37	23,000	22,801
		22,801

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	$ 22,896
		22,896
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	46,920
		46,920
Health Care Products–0.07%
Medtronic, Inc. 4.38% 3/15/35	23,000	22,677
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	295,000	280,000
		302,677
Health Care Services–0.11%
Humana, Inc. 0.65% 8/3/23	365,000	359,835
Laboratory Corp. of America Holdings 4.70% 2/1/45	23,000	20,522
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	114,891
		495,248
Insurance–0.39%
Allstate Corp. 3.28% 12/15/26	28,000	26,571
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	243,939
Athene Global Funding 2.75% 6/25/24	250,000	241,008
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	188,556
Guardian Life Global Funding 2.90% 5/6/24	291,000	283,888
Jackson National Life Global Funding 3.25% 1/30/24	42,000	41,179
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	61,314
Markel Corp.
5.00% 3/30/43	34,000	30,368
5.00% 5/20/49	273,000	250,727
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	36,358
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	195,941
Prudential Financial, Inc. 3.91% 12/7/47	14,000	11,077
Reinsurance Group of America, Inc. 4.70% 9/15/23	34,000	33,905
Travelers Cos., Inc. 4.60% 8/1/43	60,000	55,884
Willis North America, Inc. 3.60% 5/15/24	22,000	21,674
		1,722,389
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.08%
Amazon.com, Inc. 2.88% 5/12/41	444,000	$ 349,691
		349,691
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	40,790
		40,790
Media–0.19%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	80,000	79,201
Comcast Corp.
2.89% 11/1/51	34,000	23,212
2.94% 11/1/56	24,000	15,976
3.15% 3/1/26	159,000	154,187
3.90% 3/1/38	74,000	66,237
4.15% 10/15/28	315,000	311,606
Cox Communications, Inc. 2.95% 10/1/50	58,000	37,196
Discovery Communications LLC 4.90% 3/11/26	53,000	52,598
Paramount Global 4.00% 1/15/26	53,000	51,256
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	51,226
		842,695
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	20,280
		20,280
Oil & Gas–0.17%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	144,225
Chevron Corp. 2.95% 5/16/26	135,000	129,992
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,191
Exxon Mobil Corp.
2.71% 3/6/25	78,000	75,713
3.04% 3/1/26	156,000	151,411
Shell International Finance BV 3.25% 5/11/25	156,000	152,480
Valero Energy Corp. 4.00% 6/1/52	77,000	59,381
		731,393
Pharmaceuticals–0.23%
AbbVie, Inc.
4.05% 11/21/39	223,000	199,191
4.50% 5/14/35	64,000	62,038

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.85% 6/15/44	86,000	$ 82,353
Becton Dickinson & Co. 4.88% 5/15/44	35,000	31,460
Bristol-Myers Squibb Co. 4.13% 6/15/39	108,000	100,531
Cigna Group 4.80% 8/15/38	328,000	317,857
CVS Health Corp. 3.38% 8/12/24	34,000	33,318
♦CVS Pass-Through Trust 6.04% 12/10/28	141,766	144,715
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	7,077
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,950
Zoetis, Inc. 4.70% 2/1/43	32,000	29,889
		1,012,379
Pipelines–0.20%
Cameron LNG LLC 3.70% 1/15/39	90,000	75,315
Enbridge, Inc. 5.97% 3/8/26	61,000	61,172
Energy Transfer LP
4.20% 9/15/23	170,000	169,377
4.90% 3/15/35	32,000	29,897
5.00% 5/15/50	106,000	90,474
5.30% 4/1/44	58,000	51,314
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	57,943
6.45% 9/1/40	2,000	2,191
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	123,111
5.30% 12/1/34	38,000	37,294
MPLX LP 4.50% 4/15/38	78,000	69,334
Spectra Energy Partners LP 4.50% 3/15/45	48,000	40,354
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	18,344
Williams Cos., Inc. 5.40% 3/2/26	69,000	70,294
		896,414
Private Equity–0.11%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	264,463
Brookfield Asset Management, Inc. 4.00% 1/15/25	40,000	39,265
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	24,652
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	155,044
		483,424
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.25%
American Tower Corp. 1.60% 4/15/26	137,000	$ 123,896
Crown Castle, Inc.
2.50% 7/15/31	224,000	188,266
4.75% 5/15/47	4,000	3,495
CubeSmart LP 2.50% 2/15/32	166,000	133,222
EPR Properties 4.75% 12/15/26	154,000	134,162
Extra Space Storage LP 5.70% 4/1/28	53,000	53,359
Kimco Realty OP LLC 3.20% 4/1/32	185,000	155,504
LifeStorage LP 3.50% 7/1/26	40,000	37,945
Regency Centers LP
2.95% 9/15/29	240,000	207,740
4.65% 3/15/49	69,000	58,916
		1,096,505
Retail–0.14%
Dollar General Corp. 4.25% 9/20/24	260,000	256,887
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	59,083
Starbucks Corp. 3.55% 8/15/29	300,000	285,662
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	36,351
		637,983
Semiconductors–0.09%
Broadcom, Inc. 3.47% 4/15/34	60,000	49,277
Marvell Technology, Inc. 2.45% 4/15/28	192,000	168,152
Micron Technology, Inc.
3.37% 11/1/41	28,000	19,848
4.66% 2/15/30	100,000	96,010
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	64,174
Texas Instruments, Inc. 2.63% 5/15/24	20,000	19,541
		417,002
Software–0.18%
Fiserv, Inc. 3.80% 10/1/23	138,000	136,714
Microsoft Corp. 3.50% 2/12/35	36,000	34,226
Oracle Corp. 3.60% 4/1/40	175,000	135,825
Salesforce, Inc. 2.70% 7/15/41	217,000	163,016
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	49,324
VMware, Inc. 1.00% 8/15/24	239,000	225,557
Workday, Inc. 3.50% 4/1/27	76,000	72,714
		817,376

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–0.22%
AT&T, Inc.
3.50% 9/15/53	220,000	$ 159,731
3.55% 9/15/55	14,000	10,049
3.80% 12/1/57	161,000	119,528
4.30% 2/15/30	30,000	29,152
Rogers Communications, Inc.
4.30% 2/15/48	136,000	108,738
4.50% 3/15/43	52,000	43,882
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	143,200
3.40% 10/15/52	118,000	84,944
Verizon Communications, Inc.
3.38% 2/15/25	186,000	182,184
3.40% 3/22/41	92,000	73,145
		954,553
Transportation–0.16%
Burlington Northern Santa Fe LLC 3.85% 9/1/23	105,000	104,599
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	50,322
FedEx Corp. 4.90% 1/15/34	38,000	37,958
Norfolk Southern Corp.
3.40% 11/1/49	103,000	75,389
3.85% 1/15/24	215,000	211,692
Union Pacific Corp.
3.20% 5/20/41	161,000	129,589
3.65% 2/15/24	9,000	8,867
3.84% 3/20/60	51,000	41,289
4.15% 1/15/45	39,000	33,444
United Parcel Service, Inc. 3.40% 11/15/46	22,000	17,568
		710,717
Total Corporate Bonds (Cost $22,315,713)		20,184,303
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–4.07%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	$ 1,209,772
4.50% 8/15/39	3,600	3,998
4.38% 5/15/40	7,200	7,856
4.00% 11/15/52	892,400	947,059
3.88% 2/15/43	853,300	860,900
U.S. Treasury Notes
3.50% 2/15/33	851,500	852,830
4.63% 2/28/25	8,261,700	8,342,058
4.00% 2/29/28	515,200	524,498
4.00% 2/28/30	2,440,200	2,504,637
4.63% 3/15/26	2,715,500	2,777,447
Total U.S. Treasury Obligations (Cost $17,881,885)		18,031,055

	Number of Shares
Money Market Fund–7.16%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.70%)	31,703,113	31,703,113
Total Money Market Fund (Cost $31,703,113)		31,703,113

TOTAL INVESTMENTS–99.68% (Cost $379,800,304)	441,428,920
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,405,613
NET ASSETS APPLICABLE TO 36,237,285 SHARES OUTSTANDING–100.00%	$442,834,533

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	EUR	(1,646,813)	USD	1,777,685	4/28/23	$—	$(11,085)
SSB	EUR	(40,837)	USD	44,364	4/28/23	7	—
SSB	GBP	(1,381,975)	USD	1,686,359	4/28/23	—	(19,439)
Total Foreign Currency Exchange Contracts						$7	$(30,524)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$463,313	$450,177	6/16/23	$13,136	$—
6	Euro	817,762	804,083	6/16/23	13,679	—
6	Japanese Yen	571,688	559,516	6/16/23	12,172	—
					38,987	—
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	348,425	336,918	6/16/23	11,507	—
51	E-mini S&P 500 Index	10,551,262	10,087,787	6/16/23	463,475	—
28	E-mini S&P MidCap 400 Index	7,083,160	7,291,851	6/16/23	—	(208,691)
18	Euro STOXX 50 Index	831,790	823,053	6/16/23	8,737	—
5	FTSE 100 Index	471,173	485,887	6/16/23	—	(14,714)
3	Nikkei 225 Index (OSE)	633,553	634,008	6/8/23	—	(455)
					483,719	(223,860)
Total Futures Contracts					$522,706	$(223,860)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,389,418	$—	$—	$8,389,418
Air Freight & Logistics	3,710,144	—	—	3,710,144
Automobile Components	289,787	—	—	289,787
Automobiles	3,917,079	—	—	3,917,079
Banks	20,544,522	—	—	20,544,522
Beverages	4,850,271	1,497,324	—	6,347,595
Biotechnology	4,923,505	—	—	4,923,505
Broadline Retail	2,797,813	—	—	2,797,813
Building Products	4,361,914	—	—	4,361,914
Capital Markets	17,946,411	—	—	17,946,411
Chemicals	7,697,789	—	—	7,697,789
Commercial Services & Supplies	1,619,937	—	—	1,619,937
Communications Equipment	3,108,248	—	—	3,108,248
Construction Materials	579,992	—	—	579,992
Consumer Finance	4,188,343	—	—	4,188,343
Consumer Staples Distribution & Retail	10,482,151	—	—	10,482,151
Containers & Packaging	1,617,433	—	—	1,617,433
Distributors	287,104	—	—	287,104
Diversified Telecommunication Services	3,441,028	1,678,474	—	5,119,502
Electric Utilities	9,136,787	—	—	9,136,787
Electrical Equipment	2,257,015	1,160,363	—	3,417,378
Electronic Equipment, Instruments & Components	4,779,596	—	—	4,779,596
Energy Equipment & Services	843,313	—	—	843,313
Entertainment	4,658,515	—	—	4,658,515
Financial Services	7,849,003	—	—	7,849,003
Food Products	5,845,926	1,340,260	—	7,186,186
Ground Transportation	4,758,299	—	—	4,758,299
Health Care Equipment & Supplies	15,875,470	—	—	15,875,470
Health Care Providers & Services	14,871,538	—	—	14,871,538
Health Care REITs	811,660	—	—	811,660
Health Care Technology	333,211	—	—	333,211
Hotels, Restaurants & Leisure	9,717,792	—	—	9,717,792
Household Durables	969,304	—	—	969,304
Household Products	1,610,732	—	—	1,610,732
Industrial Conglomerates	2,959,947	—	—	2,959,947
Industrial REITs	307,683	—	—	307,683
Insurance	11,663,687	—	—	11,663,687
Interactive Media & Services	3,049,276	—	—	3,049,276
IT Services	4,950,507	—	—	4,950,507
Life Sciences Tools & Services	5,510,181	—	—	5,510,181
Machinery	9,778,521	—	—	9,778,521
Media	7,025,256	—	—	7,025,256
Metals & Mining	2,229,270	—	—	2,229,270
Multi-Utilities	6,095,106	—	—	6,095,106
Office REITs	477,732	—	—	477,732
Oil, Gas & Consumable Fuels	28,039,782	—	—	28,039,782
Passenger Airlines	565,783	—	—	565,783
Personal Care Products	301,174	1,173,409	—	1,474,583
Pharmaceuticals	17,081,333	3,254,448	—	20,335,781
Professional Services	2,220,066	—	—	2,220,066
Real Estate Management & Development	2,671,326	—	—	2,671,326
Residential REITs	844,363	—	—	844,363
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Retail REITs	$575,582	$—	$—	$575,582
Semiconductors & Semiconductor Equipment	14,760,578	—	—	14,760,578
Software	14,497,608	—	—	14,497,608
Specialized REITs	5,161,119	—	—	5,161,119
Specialty Retail	7,349,611	—	—	7,349,611
Technology Hardware, Storage & Peripherals	1,799,431	—	—	1,799,431
Textiles, Apparel & Luxury Goods	1,584,610	—	—	1,584,610
Tobacco	2,493,606	—	—	2,493,606
Trading Companies & Distributors	2,437,969	—	—	2,437,969
Water Utilities	302,648	—	—	302,648
Wireless Telecommunication Services	2,255,448	—	—	2,255,448
Convertible Preferred Stock	298,849	—	—	298,849
Agency Obligation	—	81,692	—	81,692
Convertible Bonds	—	12,965,377	—	12,965,377
Corporate Bonds
Advertising	—	77,630	—	77,630
Aerospace & Defense	—	342,418	—	342,418
Agriculture	—	314,247	—	314,247
Airlines	—	104,388	—	104,388
Auto Manufacturers	—	309,996	—	309,996
Banks	—	2,853,181	—	2,853,181
Beverages	—	303,988	—	303,988
Chemicals	—	12,349	—	12,349
Computers	—	388,103	—	388,103
Cosmetics & Personal Care	—	98,937	—	98,937
Diversified Financial Services	—	833,269	1,700,023	2,533,292
Electric	—	584,080	—	584,080
Electronics	—	172,235	—	172,235
Entertainment	—	465,326	—	465,326
Food	—	22,801	—	22,801
Forest Products & Paper	—	22,896	—	22,896
Gas	—	46,920	—	46,920
Health Care Products	—	302,677	—	302,677
Health Care Services	—	495,248	—	495,248
Insurance	—	1,722,389	—	1,722,389
Internet	—	349,691	—	349,691
Machinery Diversified	—	40,790	—	40,790
Media	—	842,695	—	842,695
Mining	—	20,280	—	20,280
Oil & Gas	—	731,393	—	731,393
Pharmaceuticals	—	1,012,379	—	1,012,379
Pipelines	—	896,414	—	896,414
Private Equity	—	483,424	—	483,424
Real Estate Investment Trusts	—	1,096,505	—	1,096,505
Retail	—	637,983	—	637,983
Semiconductors	—	417,002	—	417,002
Software	—	817,376	—	817,376
Telecommunications	—	954,553	—	954,553
Transportation	—	710,717	—	710,717
U.S. Treasury Obligations	—	18,031,055	—	18,031,055
Money Market Fund	31,703,113	—	—	31,703,113
Total Investments	$380,062,215	$59,666,682	$1,700,023	$441,428,920
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$7	$—	$7
Futures Contracts	$522,706	$—	$—	$522,706
Liabilities:
Foreign Currency Exchange Contracts	$—	$(30,524)	$—	$(30,524)
Futures Contracts	$(223,860)	$—	$—	$(223,860)
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Invesco Select Equity Income Managed Volatility Fund–17